UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8092

Salomon Brothers Worldwide Income Fund Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Salomon Brothers Asset Management Inc

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: October 31

Date of reporting period: January 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS

WORLDWIDE INCOME FUND INC.

FORM N-Q

JANUARY 31, 2005

SALOMON BROTHERS WORLDWIDE INCOME FUND INC.

Schedule of Investments (unaudited)	January 31, 2005

FACE AMOUNT†		SECURITY(a)	VALUE
SOVEREIGN BONDS - 94.5%
Argentina - 2.3%
		Republic of Argentina:
		Argentina Coupon:
5,200,000	ARS	Series 2701, zero coupon due 1/2/49 (b)	$0
5,200,000	ARS	Series 2780, zero coupon due 1/29/49 (b)	0
10,050,000		Discount Bond, Series L-GL, 3.500% due 3/31/23 (c)(d)(e)	5,628,000
1,260,000		Par Bond, Series L-GP, 6.000% due 3/31/23 (d)(e)	705,600

			6,333,600

Brazil - 22.3%
		Federative Republic of Brazil:
3,795,000		12.250% due 3/6/30	4,919,269
21,580,698		C Bond, 8.000% due 4/15/14 (f)	22,099,984
725,000		Collective Action Securities, 10.500% due 7/14/14	846,437
		DCB, Series L:
27,331,101		Bearer, 3.125% due 4/15/12 (c)	26,152,447
1,080,883		Registered, 3.125% due 4/15/12 (c)	1,033,594
3,115,385		FLIRB, Series L, 3.063% due 4/15/09 (c)	3,053,077
317		MYDFA, 2.875% due 9/15/07 (c)(g)	312
3,269,292		NMB, Series L, 3.125% due 4/15/09	3,248,859

			61,353,979

Bulgaria - 0.5%
1,150,000		Republic of Bulgaria, 8.250% due 1/15/15 (g)	1,460,500

Chile - 1.6%
4,150,000		Republic of Chile, 5.500% due 1/15/13	4,384,685

Colombia - 5.1%
		Republic of Colombia:
2,450,000		8.625% due 4/1/08 (f)	2,668,050
2,175,000		9.750% due 4/23/09	2,462,100
800,000		10.000% due 1/23/12	904,000
2,275,000		10.750% due 1/15/13	2,667,437
1,000,000		8.700% due 2/15/16	1,010,000
2,625,000		11.750% due 2/25/20	3,343,594
1,175,000		8.125% due 5/21/24	1,136,812

			14,191,993

Costa Rica - 0.3%
650,000		Republic of Costa Rica, 9.995% due 8/1/20 (g)	743,437

Ecuador - 2.7%
7,260,000		Republic of Ecuador, 12.000% due 11/15/12 (g)	7,550,400

See Notes to Schedule of Investments.

SALOMON BROTHERS WORLDWIDE INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT†	SECURITY(a)	VALUE
El Salvador - 0.8%
	Republic of El Salvador,
950,000	7.750% due 1/24/23 (g)	$1,045,000
1,125,000	8.250% due 4/10/32 (g)	1,155,937

		2,200,937

Malaysia - 1.6%
3,675,000	Federation of Malaysia, 7.500% due 7/15/11	4,279,236

Mexico - 17.2%
	PEMEX, Project Funding Master Trust:
8,000,000	9.125% due 10/13/10	9,560,000
250,000	8.000% due 11/15/11	288,125
650,000	7.375% due 12/15/14 (f)	728,000
1,100,000	9.500% due 9/15/27 (g)	1,413,500
	United Mexican States:
1,425,000	11.375% due 9/15/16	2,130,375
9,750,000	8.125% due 12/30/19	11,765,812
	Medium-Term Notes:
1,025,000	8.300% due 8/15/31	1,244,862
18,800,000	Series A, 6.625% due 3/3/15	20,402,700

		47,533,374

Panama - 2.6%
	Republic of Panama:
1,090,000	9.625% due 2/8/11	1,286,200
200,000	9.375% due 7/23/12	236,000
1,075,000	7.250% due 3/15/15	1,107,250
3,525,000	10.750% due 5/15/20	4,591,313

		7,220,763

Peru - 3.8%
	Republic of Peru:
2,675,000	9.875% due 2/6/15	3,213,344
2,875,000	FLIRB, 4.500% due 3/7/17 (c)	2,684,531
4,928,000	PDI, 5.000% due 3/7/17 (c)	4,706,240

		10,604,115

The Philippines - 4.2%
	Republic of the Philippines:
250,000	9.000% due 2/15/13	262,188
2,925,000	8.250% due 1/15/14	2,913,958
1,125,000	9.375% due 1/18/17	1,200,938
1,068,000	9.500% due 10/21/24	1,165,455

See Notes to Schedule of Investments.

SALOMON BROTHERS WORLDWIDE INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT†	SECURITY(a)	VALUE
The Philippines - 4.2% (continued)
2,100,000	10.625% due 3/16/25	$2,320,395
2,784,000	DCB, 3.438% due 12/1/09 (c)	2,672,640
1,166,666	FLIRB, Series B, 3.438% due 6/1/08 (c)	1,082,083

		11,617,657

Russia - 16.1%
3,200,000	Aries Vermogensverwaltungs GmbH, Russian Federation
	Credit-Linked Notes, Series C, 9.600% due 10/25/14 (f)(g)	3,972,000
	Russian Federation:
11,140,000	11.000% due 7/24/18 (f)(g)	15,818,800
6,750,000	12.750% due 6/24/28 (g)	11,356,875
12,720,000	5.000% due 3/31/30 (d)(g)	13,371,264

		44,518,939

South Africa - 1.7%
4,125,000	Republic of South Africa, 6.500% due 6/2/14	4,542,656

Turkey - 4.8%
	Republic of Turkey:
5,090,000	12.375% due 6/15/09	6,337,050
900,000	11.750% due 6/15/10	1,122,750
3,250,000	11.500% due 1/23/12	4,160,000
1,325,000	Collective Action Securities, 9.500% due 1/15/14	1,573,438

		13,193,238

Ukraine - 1.6%
	Republic of Ukraine:
1,563,378	11.000% due 3/15/07 (g)	1,676,723
2,400,000	7.650% due 6/11/13 (f)(g)	2,640,000

		4,316,723

Uruguay - 0.6%
1,979,248	Republic of Uruguay, Benchmark Bond, 7.875% due 1/15/33 (h)	1,771,427

Venezuela - 4.7%
	Bolivarian Republic of Venezuela:
5,125,000	5.375% due 8/7/10	4,726,531
938,000	8.500% due 10/8/14	957,464
	Collective Action Securities:
1,825,000	10.750% due 9/19/13	2,112,438
4,400,000	9.375% due 1/13/34	4,558,400

See Notes to Schedule of Investments.

SALOMON BROTHERS WORLDWIDE INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT†	SECURITY(a)	VALUE
Venezuela - 4.7% (continued)
475,000	Par Bond, Series A, 6.750% due 3/31/20	$469,953

		12,824,786

	TOTAL SOVEREIGN BONDS
	(Cost - $236,687,899)	260,642,445

LOAN PARTICIPATIONS (c)(i) - 0.3%
Morocco - 0.3%
704,185	Kingdom of Morocco, Tranche A, 2.781% due 1/2/09 (CS First
	Boston Inc.) (Cost - $668,500)	693,622

WARRANTS
WARRANTS (e) - 0.4%
2,000	Asia Pulp & Paper (Exercise price of $7.8375 per share expiring on
	3/15/05. Each warrant exercisable for 12.914 shares
	of common stock) (b)(g)	0
76,755	Republic of Venezuela, (Oil-Linked Payment Obligations expire 4/15/20)	1,151,325

	TOTAL WARRANTS AND RIGHTS
	(Cost - $0)	1,151,325

FACE AMOUNT
SHORT-TERM INVESTMENTS - 4.8%
REPURCHASE AGREEMENTS - 1.1%
$1,039,000	Deutsche Bank Securities Inc. dated 1/31/05, 2.500% due 2/1/05; Proceeds at maturity - $1,039,072; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.625% due 2/3/05 to 7/15/32; Market value - $1,059,782)	1,039,000
2,000,000	UBS Securities LLC dated 1/31/05, 2.500% due 2/1/05; Proceeds at maturity - $2,000,139; (Fully collateralized by various U.S. government agency obligations, 0.000% to 8.050% due 2/4/05 to 8/6/38; Market value - $2,040,006)	2,000,000

	TOTAL REPURCHASE AGREEMENTS
	(Cost - $3,039,000)	3,039,000

SHARES
SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL - 3.7%
10,217,983	State Street Navigator Securities Lending Trust Prime Portfolio
	(Cost - $10,217,983)	10,217,983

	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $13,256,983)	13,256,983

	TOTAL INVESTMENTS - 100.0%
	(Cost - $250,613,382*)	$275,744,375

See Notes to Schedule of Investments.

SALOMON BROTHERS WORLDWIDE INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2005

†	Face amount denominated in U.S. dollars unless otherwise indicated.

(a)	All securities are segregated as collateral pursuant to a loan agreement, futures contracts and/or reverse repurchase agreements.

(b)	Security is valued in accordance with fair valuation procedures.

(c)	Rate shown reflects current rate on instrument with variable rate or step coupon rates.

(d)	Security is currently in default.

(e)	Non-income producing security.

(f)	All or portion of this security is on loan (See Notes 1 and 2).

(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(h)	Payment-in-kind security for which all or part of the income earned may be paid as additional principle.

(i)	Participation interests were acquired through the financial institutions indicated parenthetically.

*	Aggregate cost for federal income tax purpose is substantially the same.

Abbreviations used in this schedule:

ARS — Argentina Peso

C Bond — Capitalization Bond.

DCB — Debt Conversion Bond.

FLIRB — Front Loaded Interest Reduction Bond.

IAB — Interest in Arrears Bond.

IRB — Interest Reduction Bond.

MYDFA — Multi Year Depository Facility Agreement.

NMB — New Money Bond.

PDI — Past Due Interest.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Worldwide Income Fund Inc. (“Fund”) was incorporated in Maryland on October 21, 1993 and is registered under the Investment Company Act of 1940, as amended.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In valuing the Fund’s assets, all securities, futures and options for which market quotations are readily available are valued (except as described below) (i) at the last sale price prior to the time of determination if there was a sale price on the date of determination, (ii) at the mean between the last current bid and asked prices if there was no sale price on such date and bid and asked quotations are available and (iii) at the bid price if there was no sale price on such date and only bid quotations are available. Publicly traded sovereign bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the last current bid and asked price as of the close of business of that market. Securities may also be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term investments having a maturity of 60 days or less are valued at amortized cost which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. Whenever the Fund enters into a reverse repurchase agreement, the Fund’s custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price marked-to-market daily (including accrued interest), and the counterparty subsequently monitors the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve leverage risk and the risk that the market value of securities purchased with the proceeds from the reverse repurchase agreement may decline below the repurchase price of the securities sold by the Fund which, it is obligated to repurchase.

Notes to Schedule of Investments (unaudited)(continued)

(d) Financial Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

(e) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as investment income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(f) Loan Participations. The Fund may invest in loans arranged through private negotiations between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that certain circumstances such rights may be more limited than those held by the assigning lender. The Fund may have difficulty disposing of participations/assignments because the market for certain instruments may not be highly liquid.

Notes to Schedule of Investments (unaudited)(continued)

(g) Foreign Currency Translation. Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

(h) Investment Transactions. Investment transactions are recorded on a trade date basis.

2. Investments

At January 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$25,178,261
Gross unrealized depreciation	(47,268)

Net unrealized appreciation	$25,130,993

Transactions in reverse repurchase agreements for the Fund during the period ended January 31, 2005 were as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Outstanding
$16,769,405	1.49%	$35,047,973

Interest rates on reverse repurchase agreements ranged from 0.85% to 1.85% during the period ended January 31, 2005.

At January 31, 2005, the Fund had the following open reverse repurchase agreements:

FACE AMOUNT	SECURITY	VALUE
$22,143,396	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 2/1/05 bearing 1.000% to be repurchased at $22,367,905 on 2/1/05, collateralized by: $19,000,000 Federative Republic of Brazil, C Bond, 8.000% due 4/15/14; Market value (including accrued interest) $19,912,353 (Cost—$22,143,396)	$22,143,396

Notes to Schedule of Investments (unaudited)(continued)

At January 31, 2005, the Fund had the following open futures contracts:

	# of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to sell:
U.S. Treasury 10-Year Notes	150	3/05	$16,845,698	$16,839,844	$5,854

At January 31, 2005, the Fund loaned securities having a market value of $9,403,535. The Fund received cash collateral amounting to $10,217,983, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

At January 31, 2005, the Fund held one loan participation with a total cost of $668,500 and a total market value of $693,622.

3. Fund Investment Risks

Credit and Market Risk. Funds that invest in emerging market instruments are subject to certain credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

The Fund enters into futures contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the change in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a future transaction. The risks of entering into futures contracts exceed the related amounts included in the Statement of Assets and Liabilities and the Statement of Operations.

Other Risk. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Worldwide Income Fund Inc

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 30, 2005

By:	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	March 30, 2005